Risk information - Foreign currency position (Details) - Currency risk kr in Millions	Dec. 31, 2022 SEK (kr) $ / kr $ / kr ¥ / kr ฿ / kr € / kr £ / kr	Dec. 31, 2021 SEK (kr) £ / kr € / kr $ / kr $ / kr ฿ / kr ¥ / kr
EUR
Risk information
Exchange rate | € / kr	11.1122	10.2431
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (178)	kr (242)
USD
Risk information
Exchange rate | $ / kr	10.4055	9.0356
Share at year-end (as a %)	1.00%	0.00%
Currency position	kr (133)	kr (50)
JPY
Risk information
Exchange rate | ¥ / kr	0.0788	0.0785
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr 24	kr 9
GBP
Risk information
Exchange rate | £ / kr	12.5567	12.2119
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr (63)	kr (51)
MXN
Risk information
Exchange rate | $ / kr	0.5360	0.4408
Share at year-end (as a %)	1.00%	1.00%
Currency position	kr (121)	kr (105)
THB
Risk information
Exchange rate | ฿ / kr	0.3011	0.2709
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr 3	kr (4)
Other currencies
Risk information
Share at year-end (as a %)	0.00%	0.00%
Currency position	kr 107	kr (19)
Foreign currencies
Risk information
Share at year-end (as a %)	3.00%	2.00%
Currency position	kr (361)	kr (462)
Currency positions excluding unrealized changes in fair value	kr 13	kr 5